COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2018	$ 486
2019	458
2020	273
2021	244
2022	251
2023	193
Total	1,905
Rent expense	$ 415	$ 381	$ 400